Fair Values	12 Months Ended
Dec. 31, 2025
Disclosure of fair value measurement of assets [abstract]
Fair Values

NOTE 4. FAIR VALUES
The Group classifies the fair values of the financial instruments in 3 levels, according to the quality of the data used for their determination
Fair Value Level 1: The fair value of financial instruments traded in active markets (as publicly traded derivative instruments, debt securities or instruments available for sale) is based on the quoted market prices as of the date of the reporting period. If the quoted price is representative within the 5 business days of the valuation date, and there is an active market for the instrument, this will be included in Level 1.
Fair Value Level 2: The fair value of financial instruments not traded in active markets, for example, over-the-counter derivatives, is determined using valuation techniques that maximize the use of observable inputs. If all the significant inputs required to obtain the fair value of a financial instrument are observable, the instrument is included in Level 2. If all or some of the inputs required to determine the price are not observable, the instrument will be included in Level 3.
Fair Value Level 3: If one or more relevant inputs are not based on observable market data, the instrument is included in Level 3.
Valuation Techniques
The valuation techniques to determine fair values include:
•Market prices for similar instruments.
•Determining the estimated present value of instruments.
The valuation technique to determine the fair value Level 2 is based on data other than the quoted price included in Level 1, which are directly observable for assets or liabilities, both directly (i.e., prices) and indirectly (i.e., deriving from prices).
Financial instruments classified as level 3 mainly include equity instruments for which the fair value was calculated with the assistance of independent appraisers using methods of future discounted cash flows involving a combined income and market approach.
The valuation technique to determine the fair value of other Level 3 financial instruments is based on a method that compares the existing spread between the curve of sovereign bonds and the average yield of primary offerings, for different segments, according to the different risk ratings. If there are no representative primary offerings during the month, the following alternatives will be used:
(i)Secondary market prices of instruments under the same conditions, which had quoted in the evaluation month.
(ii)prior month bidding and/or secondary market prices, which will be taken based on their representativeness.
(iii)prior month spread applied to the sovereign curve.
(iv)A specific margin is applied, defined according to historical yields of instruments under the same conditions.
As stated above, the rates and spreads to be used to discount future cash flows and originate the price of the instrument are determined.
All the modifications to the valuation methods are previously discussed and approved by the Group’s key personnel.
The Group’s financial instruments measured at fair value at the end of the reporting period are detailed below:

Portfolio of Instruments as of 12.31.25	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	7,541,146	—	—
Government Securities	1,349,496,354	—	10,185,231
Corporate Securities	154,338,012	51,410,607	14,951,918
Derivative Financial Instruments	2,418,894	53,446,225	—
Other Debt Securities	3,235,247,697	—	—
Other Financial Assets	373,695,004	59,746	16,628,631
Financial Assets Pledged as Collateral	240,908,514	—	—
Investments in Equity Instruments	59,135,245	—	61,635,584
Total Assets	5,422,780,866	104,916,578	103,401,364
Liabilities
Liabilities at fair value through profit or loss (*)	54,443,078	—	—
Derivative Financial Instruments	—	18,340,612	—
Total Liabilities	54,443,078	18,340,612	—
Total	5,368,337,788	86,575,966	103,401,364
(*)They include the operations of obligations for operations with Government Securities of third parties.

Portfolio of Instruments as of 12.31.24	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	3,413,002	—	—
Government Securities	1,758,107,299	15,044,726	38,593,297
Corporate Securities	75,184,677	88,488,526	5,777,682
Derivative Financial Instruments	—	5,474,158	—
Other Debt Securities	1,832,446,818	1,190,617,674	3,093,537
Other Financial Assets	413,514,403	57,122	25,053,644
Loans and Other Financing	—	32,683,512	—
Financial Assets Pledged as Collateral	41,840,333	151,447,420	—
Investments in Equity Instruments	12,657,601	—	42,707,104
Total Assets	4,137,164,133	1,483,813,138	115,225,264
Liabilities
Liabilities at fair value through profit or loss (*)	11,846,653	—	—
Derivative Financial Instruments	—	10,092,756	—
Total Liabilities	11,846,653	10,092,756	—
Total	4,125,317,480	1,473,720,382	115,225,264
(*)Include the operations of obligations for operations with Government Securities of third parties.
The evolution of instruments included in Level 3 Fair Value is detailed below:

Level 3	12.31.24	Transfers(*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.25
Government Securities	38,593,297	(22,998,436)	49,346,749	(61,869,015)	14,816,519	(7,703,883)	10,185,231
Corporate Securities	5,777,682	8,063,579	19,589,571	(19,376,074)	3,127,128	(2,229,968)	14,951,918
Other Debt Securities	3,093,537	(3,138,179)	—	—	786,551	(741,909)	—
Other Financial Assets	25,053,644	552,960	19,526,601	(29,910,970)	7,572,858	(6,166,462)	16,628,631
Investments in Equity Instruments	42,707,104	(3,923,486)	14,537,217	—	19,898,282	(11,583,533)	61,635,584
Total	115,225,264	(21,443,562)	103,000,138	(111,156,059)	46,201,338	(28,425,755)	103,401,364
(*)Include the movements of levels of financial instruments classified as fair value Level 3, as described below.
The Group's policy is to recognize transfers at the end of each month between fair value levels for the transfer to Level 3 of instruments that do not have observable market prices and for the movement to Level 1 of instruments that have observable market prices at the end of each month. Transfers are also recognized for those cases in which an instrument, in order to obtain a representative price by accruing an IRR, was categorized as Level 2.
The transfers occurred due to the transfer to Level 3 of the instruments that do not have observable market prices at the end of the period for a total of Ps.62,629,549, due to the transfer to Level 1 of the instruments that were in Level 3 for a total of Ps.(80,893,543) and due to the transfer to Level 2 of the instruments that were in Level 3 for a total of Ps.(3,179,568).

Level 3	12.31.23	Transfers(*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.24
Government Securities	—	33,392,910	9,277,383	(2,201,549)	4,608,364	(6,483,811)	38,593,297
Corporate Securities	710,941	4,464,926	6,314,083	(4,018,431)	(324,022)	(1,369,815)	5,777,682
Derivative Financial Instruments	—	—	2,972,043	—	121,494	—	3,093,537
Other Financial Assets	—	—	27,439,736	(3,137,304)	751,212	—	25,053,644
Investments in Equity Instruments	19,845,713	—	22,497,737	(5,374,418)	19,940,139	(14,202,067)	42,707,104
Total	20,556,654	37,857,836	68,500,982	(14,731,702)	25,097,187	(22,055,693)	115,225,264
(*)Include the movements of levels of financial instruments classified as fair value Level 3, as described below.
The transfers occurred due to the movement to Level 3 of instruments that do not have observable valuation prices at the end of the period, totaling Ps.40,683,580; the movement to Level 1 of instruments that were previously in Level 3 but had observable market quotations at the end of the period, totaling Ps.(2,197,922), and the movement to Level 2 of instruments that were in Level 3, and for which, to obtain a representative price, the last market yield to maturity (YTM) was accrued, totaling Ps.(627,822).
The Group included below the fair value of the instruments not carried at fair value as of the year-end.

Items of Assets/Liabilities as of 12.31.25	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	9,367,222,727	9,367,222,727	9,367,222,727	—	—
Repurchase Transactions	726,099,832	726,099,832	726,099,832	—	—
Loans and Other Financing	23,273,441,117	23,344,477,902	—	—	23,344,477,902
Other Financial Assets	187,686,033	248,839,669	154,387,067	—	94,452,602
Other Debt Securities	2,652,698,866	2,553,649,645	2,553,649,645	—	—
Financial Assets Pledged as Collateral	1,258,840,848	1,258,802,610	1,258,802,610	—	—
Liabilities
Deposits	27,668,939,952	27,641,637,543	—	—	27,641,637,543
Repurchase Transactions	677,097,037	677,097,037	677,097,037	—	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	881,745,712	859,008,115	—	—	859,008,115
Debt Securities	1,622,340,367	1,618,759,825	1,618,759,825	—	—
Subordinated Debt Securities	376,190,745	374,863,858	374,863,858	—	—
Other Financial Liabilities	4,237,874,913	4,237,874,913	—	—	4,237,874,913

Items of Assets/Liabilities as of 12.31.24	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	8,872,753,639	8,872,753,639	8,872,753,639	—	—
Loans and Other Financing	18,894,673,075	18,994,218,505	—	—	18,994,218,505
Other Financial Assets	1,845,561,213	2,128,694,177	2,064,027,218	—	64,666,959
Other Debt Securities	2,868,154,374	2,631,897,558	881,536,302	—	1,750,361,256
Financial Assets Pledged as Collateral	1,759,443,196	1,697,781,605	1,697,781,605	—	—
Liabilities
Deposits	24,513,231,226	24,514,996,202	—	4,093,407,121	20,421,589,081
Repurchase Transactions	567,875,904	567,875,904	567,875,904	—	—
Financing Received from the Argentine Central Bank and Other Financial Institutions	581,156,334	579,827,723	—	14,708	579,813,015
Debt Securities	1,327,992,931	1,323,434,146	1,320,994,427	—	2,439,719
Subordinated Debt Securities	350,069,829	346,691,827	—	—	346,691,827
Other Financial Liabilities	4,631,605,767	4,606,077,924	—	385,458,264	4,220,619,660